ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2022
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2022, was more than 25% of the Company’s consolidated net assets as of December 31, 2022.

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	2021	2022	2022
	RMB	RMB	USD
			(Note 2)
ASSETS
Cash and cash equivalents	7,117	464,323	67,321
Prepaid expenses and other assets	—	6,325	917
Amount due from related parties	10,134	—	—
Amount due from subsidiaries and VIEs	1,711,633	295,180	42,797
Investments in subsidiaries and VIEs	14,032,928	18,275,772	2,649,738
TOTAL ASSETS	15,761,812	19,041,600	2,760,773
LIABILITIES AND EQUITY
LIABILITIES
Accrued expenses and other current liabilities	310,373	194,444	28,192
Short term loans	247,576	—	—
TOTAL LIABILITIES	557,949	194,444	28,192
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021 and 325,591,776 shares issued and 322,792,063 shares outstanding as of December 31, 2022, respectively)	22	22	3
Additional paid-in capital	5,672,267	6,095,225	883,725
Retained earnings	9,642,506	12,803,684	1,856,360
Other comprehensive loss	(110,932)	(51,775)	(7,507)
TOTAL EQUITY	15,203,863	18,847,156	2,732,581
TOTAL LIABILITIES AND EQUITY	15,761,812	19,041,600	2,760,773

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
				(Note 2)
Operating costs and expenses	(16,453)	(51,233)	(17,288)	(2,507)
Interest expense	(2,349)	(5,383)	(16,258)	(2,357)
Foreign exchange losses	(376)	(133)	(8,173)	(1,185)
Other income, net	15,148	—	7,674	1,113
Net loss before taxes and income from equity in subsidiaries and VIEs	(4,030)	(56,749)	(34,045)	(4,936)
Equity in earnings of subsidiaries and VIEs	3,500,636	5,838,474	4,058,218	588,386
Net income before taxes	3,496,606	5,781,725	4,024,173	583,450
Income tax expenses	—	—	—	—
Net income attributable to shareholders of the Company	3,496,606	5,781,725	4,024,173	583,450
Net income attributable to ordinary shareholders of the Company	3,496,606	5,781,725	4,024,173	583,450

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
				(Note 2)
Net income attributable to shareholders of the Company	3,496,606	5,781,725	4,024,173	583,450
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	(99,297)	(36,541)	59,157	8,577
Other comprehensive (loss) income	(99,297)	(36,541)	59,157	8,577
Total comprehensive income	3,397,309	5,745,184	4,083,330	592,027
Comprehensive income attributable to ordinary shareholders	3,397,309	5,745,184	4,083,330	592,027

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
				(Note 2)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	3,496,606	5,781,725	4,024,173	583,450
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(3,500,636)	(5,838,474)	(4,058,218)	(588,386)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	(2,625)	31,197	(31,896)	(4,624)
Prepaid expenses and other assets	—	—	(6,325)	(917)
Amounts due from subsidiaries and VIEs	(65,801)	—	10,134	1,469
Fair value change of foreign exchange options	—	—	(4,704)	(682)
Net Cash used in Operating Activities	(72,456)	(25,552)	(66,836)	(9,690)
Cash Flows from Investing Activities:
Repayment of loans provided to subsidiaries and VIEs	—	185,204	2,672,543	387,482
Loans provided to subsidiaries and VIEs	—	(338,982)	(1,091,928)	(158,314)
Purchase of foreign exchange options	—	—	(14,549)	(2,109)
Proceeds from disposal of short-term investments	—	—	17,890	2,594
Net Cash (used in) provided by Investing Activities	—	(153,778)	1,583,956	229,653
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon Secondary Listing	—	—	254,916	36,959
Payment of Secondary Listing costs	—	—	(3,137)	(455)
Dividends to shareholders	—	—	(988,586)	(143,331)
Repayments of short-term loans	—	—	(492,952)	(71,471)
Proceeds from short-term loans	86,305	169,291	190,179	27,573
Net Cash provided by (used in) Financing Activities	86,305	169,291	(1,039,580)	(150,725)
Effect of foreign exchange rate changes	(1,194)	(2,404)	(20,334)	(2,948)
Net increase (decrease) in cash and cash equivalents	12,655	(12,443)	457,206	66,290
Cash, cash equivalents, and restricted cash, beginning of year	6,905	19,560	7,117	1,031
Cash, cash equivalents, and restricted cash, end of year	19,560	7,117	464,323	67,321

Supplemental disclosures of cash flow information:

Payables for dividends:	—	276,991	177,518	25,738
Payables for capitalized issuance costs	—	—	15,454	2,240

Notes to condensed financial statements

1.	The condensed financial statements of Qifu Technology, Inc. have been prepared using the same accounting policies as set out in the Financial Statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in earnings of subsidiaries and VIEs on the statement of operations.
2.	As of December 31, 2020, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the Financial Statements.
3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Financial Statements.